Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Expected Credit Loss Models Relies on Macroeconomic Variables
In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2020 and 2019:

	2020	2019
GDP growth	X	X
Unemployment rate	X	X
Consumer price index		X
Consumer	X
Inflation		X
Domestic demand	X	X
Exchange rate		X
Purchase capacity	X	X
Real compensation	X	X
Unit labor cost	X

Summary of Estimated Useful Lives
Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5

Summary of Consolidated Financial Information as Follows
In this sense, the balances of the product “Renta Particular Plus - Vitalicio” were reclassified from “Other accounts payable, provisions and other liabilities” into the caption “Insurance contracts liabilities” of the consolidated statement of financial position, see Notes 10 and 14, respectively; and its respective effects on income from the captions “Net premiums earned” and “Net claims incurred for life insurance and others” into the caption “Interest and similar expenses” of the consolidated statement of income, see Notes 22 and 19, respectively. Lastly, with the purpose of making comparable the consolidated financial statements, the balances of previous periods were modified, as presented below:

	Before reclassification	Reclassification	After reclassification
	S/(000)	S/(000)	S/(000)
Year 2019
Consolidated statement of financial position
Insurance contract liabilities	11,338,810	87,821	11,426,631
Other accounts payable, provisions and other liabilities	2,048,048	(87,821)	1,960,227
Consolidated statement of income
Interest and similar expenses	(1,407,897)	(16,066)	(1,423,963)
Net premiums earned	426,608	(5,975)	420,633
Net claims and benefits incurred for life insurance contracts and others	(722,305)	22,041	(700,264)
Year 2018
Consolidated statement of income
Interest and similar expenses	(1,170,586)	(6,708)	(1,177,294)
Net premiums earned	328,566	(8,987)	319,579
Net claims and benefits incurred for life insurance contracts and others	(736,032)	15,695	(720,337)